SCHEDULE OF FEDERAL AND STATE INCOME TAX PROVISION (BENEFIT) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Current state provision
Ensysce Biosciences, Inc [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Current state provision	$ 1,600	$ 1,600